Defined Contribution Plan - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Defined Contribution plan recognized expenses	₩ 72,576	₩ 71,068	₩ 61,912